OTHER PAYABLES - Third Parties (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
OTHER PAYABLES
Total	¥ 5,819,010	$ 802,478	¥ 3,533,918
Third parties
OTHER PAYABLES
Professional service fees	2,246,101	309,752	2,061,016
Distributors and employees	3,073,289	423,826	1,009,307
Accrued expenses	200,218	27,611	206,045
Others	299,402	41,289	257,550
Total	¥ 5,819,010	$ 802,478	¥ 3,533,918